Accrued expenses payable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Accrued Expenses Payable

	2020	2019
Accruals and estimations	$23,589	$4,616
Labor related provisions	6,541	44,401
Liability for social security contributions	3,275	5,617
Other	590	739

	$33,995	$55,373